Allowance for Loan Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Summary of Changes in Allowance for Loan Losses and Allowance and Loans Individually and Collectively Evaluated for Impairment

A summary of changes in the allowance for loan losses, by portfolio type, for the six months ended June 30, 2015 and 2014 are as follows:

	For the Year Ended June 30, 2015
(in thousands)	Beginning Allowance (12/31/14)	Charge- offs	Recoveries	Provision	Ending Allowance (6/30/15)
Real Estate:
Construction & land development	$702	$(97)	$3	$281	$889
Farmland	21	—	—	(15)	6
1-4 Family	2,131	(159)	57	447	2,476
Multifamily	813	—	20	(1)	832
Non-farm non-residential	2,713	(28)	4	(320)	2,369

Total Real Estate	6,380	(284)	84	392	6,572

Non-Real Estate:
Agricultural	293	(336)	2	68	27
Commercial and industrial	1,797	(18)	9	427	2,215
Consumer and other	371	(145)	78	136	440
Unallocated	264	—	—	(13)	251

Total Non-Real Estate	2,725	(499)	89	618	2,933

Total	$9,105	$(783)	$173	$1,010	$9,505

	For the Year Ended June 30, 2014
(in thousands)	Beginning Allowance (12/31/13)	Charge- offs	Recoveries	Provision	Ending Allowance (6/30/14)
Real Estate:
Construction & land development	$1,530	$(1,032)	$2	$(59)	$441
Farmland	17	—	—	3	20
1-4 Family	1,974	(182)	38	(254)	1,576
Multifamily	376	—	28	20	424
Non-farm non-residential	3,607	(1,264)	8	921	3,272

Total Real Estate	7,504	(2,478)	76	631	5,733

Non-Real Estate:
Agricultural	46	(2)	1	(7)	38
Commercial and industrial	2,176	(149)	10	(186)	1,851
Consumer and other	208	(157)	102	35	188
Unallocated	421	—	—	184	605

Total Non-Real Estate	2,851	(308)	113	26	2,682

Total	$10,355	$(2,786)	$189	$657	$8,415

A summary of changes in the allowance for loan losses, by loan type, for the years ended December 31, 2014, 2013 and 2012 are as follows:

	For the Year Ended December 31, 2014
(in thousands)	Beginning Allowance (12/31/13)	Charge- offs	Recoveries	Provision	Ending Allowance (12/31/14)
Real Estate:
Construction & land development	$1,530	$(1,032)	$6	$198	$702
Farmland	17	—	—	4	21
1-4 Family	1,974	(589)	99	647	2,131
Multifamily	376	—	49	388	813
Non-farm non-residential	3,607	(1,515)	9	612	2,713

Total Real Estate	7,504	(3,136)	163	1,849	6,380

Non-Real Estate:
Agricultural	46	(2)	1	248	293
Commercial and industrial	2,176	(266)	118	(231)	1,797
Consumer and other	208	(289)	199	253	371
Unallocated	421	—	—	(157)	264

Total Non-Real Estate	2,851	(557)	318	113	2,725

Total	$10,355	$(3,693)	$481	$1,962	$9,105

	For the Year Ended December 31, 2013
(in thousands)	Beginning Allowance (12/31/12)	Charge- offs	Recoveries	Provision	Ending Allowance (12/31/13)
Real Estate:
Construction & land development	$1,098	$(233)	$10	$655	$1,530
Farmland	50	(31)	140	(142)	17
1-4 Family	2,239	(220)	49	(94)	1,974
Multifamily	284	—	—	92	376
Non-farm non-residential	3,666	(1,148)	8	1,081	3,607

Total Real Estate	7,337	(1,632)	207	1,592	7,504

Non-Real Estate:
Agricultural	64	(41)	5	18	46
Commercial and industrial	2,488	(1,098)	71	715	2,176
Consumer and other	233	(262)	243	(6)	208
Unallocated	220	—	—	201	421

Total Non-Real Estate	3,005	(1,401)	319	928	2,851

Total	$10,342	$(3,033)	$526	$2,520	$10,355

	For the Year Ended December 31, 2012
(in thousands)	Beginning Allowance (12/31/11)	Charge- offs	Recoveries	Provision	Ending Allowance (12/31/12)
Real Estate:
Construction & land development	$1,002	$(65)	$15	$146	$1,098
Farmland	65	—	1	(16)	50
1-4 Family	1,917	(1,409)	35	1,696	2,239
Multifamily	780	(187)	—	(309)	284
Non-farm non-residential	2,980	(459)	116	1,029	3,666

Total Real Estate	6,744	(2,120)	167	2,546	7,337

Non-Real Estate:
Agricultural	125	(49)	1	(13)	64
Commercial and industrial	1,407	(809)	329	1,561	2,488
Consumer and other	314	(473)	283	109	233
Unallocated	289	—	—	(69)	220

Total Non-Real Estate	2,135	(1,331)	613	1,588	3,005

Total	$8,879	$(3,451)	$780	$4,134	$10,342

Negative provisions are caused by changes in the composition and credit quality of the loan portfolio. The result is an allocation of the loan loss reserve from one category to another.

A summary of the allowance and loans individually and collectively evaluated for impairment are as follows:

	As of December 31, 2014
(in thousands)	Allowance Individually Evaluated for Impairment	Allowance Collectively Evaluated for Impairment	Total Allowance for Credit Losses	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total Loans before Unearned Income
Real Estate:
Construction & land development	$126	$576	$702	$4,150	$47,944	$52,094
Farmland	—	21	21	—	13,539	13,539
1-4 Family	598	1,533	2,131	3,420	114,761	118,181
Multifamily	437	376	813	7,201	7,122	14,323
Non-farm non-residential	468	2,245	2,713	16,287	312,113	328,400

Total Real Estate	1,629	4,751	6,380	31,058	495,479	526,537

Non-Real Estate:
Agricultural	262	31	293	2,650	23,628	26,278
Commercial and industrial	19	1,778	1,797	1,664	194,675	196,339
Consumer and other	—	371	371	—	42,991	42,991
Unallocated	—	264	264	—	—	—

Total Non-Real Estate	281	2,444	2,725	4,314	261,294	265,608

Total	$1,910	$7,195	$9,105	$35,372	$756,773	792,145

Unearned income						(1,824)

Total Loans Net of Unearned Income						$790,321

	As of December 31, 2013
(in thousands)	Allowance Individually Evaluated for Impairment	Allowance Collectively Evaluated for Impairment	Total Allowance for Credit Losses	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Total Loans before Unearned Income
Real Estate:
Construction & land development	$1,166	$364	$1,530	$5,777	$41,773	$47,550
Farmland	—	17	17	—	9,826	9,826
1-4 Family	25	1,949	1,974	2,868	100,896	103,764
Multifamily	332	44	376	7,887	5,884	13,771
Non-farm non-residential	1,053	2,554	3,607	19,279	316,792	336,071

Total Real Estate	2,576	4,928	7,504	35,811	475,171	510,982

Non-Real Estate:
Agricultural	—	46	46	—	21,749	21,749
Commercial and industrial	—	2,176	2,176	—	151,087	151,087
Consumer and other	—	208	208	—	20,917	20,917
Unallocated	—	421	421

Total Non-Real Estate	—	2,851	2,851	—	193,753	193,753

Total	$2,576	$7,779	$10,355	$35,811	$668,924	704,735

Unearned income						(1,569)

Total Loans Net of Unearned Income						$703,166

Summary of Impaired Loans by Class

The following is a summary of impaired loans by class as of the date indicated:

	As of June 30, 2015
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1-4 Family	606	885	—	885	25	28
Multifamily	—	—	—	—	—	—
Non-farm non-residential	3,673	4,129	—	4,128	82	83

Total Real Estate	4,279	5,014	—	5,013	107	111

Non-Real Estate:
Agricultural	2,346	2,681	—	2,326	70	90
Commercial and industrial	1,645	1,854	—	1,854	40	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	3,991	4,535	—	4,180	110	90

Total Impaired Loans with No Related Allowance	8,270	9,549	—	9,193	217	201

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	823	823	222	828	19	25
Farmland	—	—	—	—	—	—
1-4 Family	2,527	2,551	699	2,527	65	29
Multifamily	1,338	1,338	483	1,337	40	45
Non-farm non-residential	8,719	8,719	706	8,790	219	203

Total Real Estate	13,407	13,431	2,110	13,482	343	302

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—
Total Impaired Loans with an Allowance Recorded	13,407	13,431	2,110	13,482	343	302

Total Impaired Loans	$21,677	$22,980	$2,110	$22,675	$560	$503

The following is a summary of impaired loans by class as of the date indicated:

	As of December 31, 2014
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$3,308	$4,359	$—	$3,479	$217	$224
Farmland	—	—	—	—	—	—
1-4 Family	1,368	1,656	—	397	72	43
Multifamily	—	—	—	148	31	34
Non-farm non-residential	7,439	9,008	—	8,694	422	275

Total Real Estate	12,115	15,023	—	12,718	742	576

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with No Related Allowance	12,115	15,023	—	12,718	742	576

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	842	842	126	829	48	43
Farmland	—	—	—	—	—	—
1-4 Family	2,052	2,068	598	2,062	97	87
Multifamily	1,338	1,337	398	1,340	60	55
Non-farm non-residential	8,848	8,913	468	8,948	317	327

Total Real Estate	13,080	13,160	1,590	13,179	522	512

Non-Real Estate:
Agricultural	2,650	2,650	262	—	—	—
Commercial and industrial	1,664	1,854	19	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	4,314	4,504	281	—	—	—

Total Impaired Loans with an Allowance Recorded	17,394	17,664	1,871	13,179	522	512

Total Impaired Loans	$29,509	$32,687	$1,871	$25,897	$1,264	$1,088

The following is a summary of impaired loans by class at December 31, 2014:

	As of December 31, 2014
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$3,308	$4,359	$—	$3,479	$217	$224
Farmland	—	—	—	—	—	—
1-4 Family	1,368	1,656	—	397	72	43
Multifamily	—	—	—	148	31	34
Non-farm non-residential	7,439	9,008	—	8,694	422	275

Total Real Estate	12,115	15,023	—	12,718	742	576

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with No Related Allowance	12,115	15,023	—	12,718	742	576

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	842	842	126	829	48	43
Farmland	—	—	—	—	—	—
1-4 Family	2,052	2,068	598	2,062	97	87
Multifamily	1,338	1,337	398	1,340	60	55
Non-farm non-residential	8,848	8,913	468	8,948	317	327

Total Real Estate	13,080	13,160	1,590	13,179	522	512

Non-Real Estate:
Agricultural	2,650	2,650	262	—	—	—
Commercial and industrial	1,664	1,854	19	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	4,314	4,504	281	—	—	—

Total Impaired Loans with an Allowance Recorded	17,394	17,664	1,871	13,179	522	512

Total Impaired Loans	$29,509	$32,687	$1,871	$25,897	$1,264	$1,088

The following is a summary of impaired loans by class at December 31, 2013:

	As of December 31, 2013
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Cash Basis
Impaired Loans with No Related Allowance:
Real Estate:
Construction & land development	$—	$—	$—	$599	$35	$36
Farmland	—	—	—	—	—	—
1-4 Family	441	441	—	472	28	35
Multifamily	607	607	—	5,890	359	382
Non-farm non-residential	4,722	5,456	—	7,579	425	527

Total Real Estate	5,770	6,504	—	14,540	847	980

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	1,472	134	162
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	1,472	134	162

Total Impaired Loans with No Related Allowance	5,770	6,504	—	16,012	981	1,142

Impaired Loans with an Allowance Recorded:
Real Estate:
Construction & land development	5,777	5,777	1,166	6,345	383	360
Farmland	—	—	—	—	—	—
1-4 Family	2,427	2,620	25	1,643	121	107
Multifamily	1,344	1,344	304	1,348	89	96
Non-farm non-residential	14,557	17,469	1,053	14,868	775	573

Total Real Estate	24,105	27,210	2,548	24,204	1,368	1,136

Non-Real Estate:
Agricultural	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—

Total Impaired Loans with an Allowance Recorded	24,105	27,210	2,548	24,204	1,368	1,136

Total Impaired Loans	$29,875	$33,714	$2,548	$40,216	$2,349	$2,278

Troubled Debt Restructurings

The following table identifies the Troubled Debt Restructurings as of June 30, 2015 and December 31, 2014:

	June 30, 2015
	Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	—	1,745	1,745
Multifamily	—	—	—	—
Non-farm non-residential	3,443	—	230	3,673

Total Real Estate	3,443	—	1,975	5,418

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$3,443	$—	$1,975	$5,418

	December 31, 2014
	Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	1,752	—	1,752
Multifamily	—	—	—	—
Non-farm non-residential	2,998	452	230	3,680

Total Real Estate	2,998	2,204	230	5,432

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$2,998	$2,204	$230	$5,432

The following table discloses TDR activity for the six months ended June 30, 2015.

	Troubled Debt Restructured Loans Activity Six Months Ended June 30, 2015
(in thousands)	Beginning Balance (12/31/14)	New TDRs	Charge-offs post- modification	Transferred to ORE	Paydowns	Construction to permanent financing	Restructured to market terms	Ending balance (6/30/15)
Real Estate:
Construction & land development	$—	$—	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—	—	—
1-4 Family	1,752	—	—	—	(7)	—	—	1,745
Multifamily	—	—	—	—	—	—	—	—
Non-farm non-residential	3,680	—	—	—	(7)	—	—	3,673

Total Real Estate	5,432	—	—	—	(14)	—	—	5,418

Non-Real Estate:
Agricultural	—	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—	—	—

Total Impaired Loans with No Related Allowance	$5,432	$—	$—	$—	$(14)	$—	$—	$5,418

The following table is an age analysis of TDRs as of December 31, 2014 and December 31, 2013:

	December 31, 2014
	Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	1,752	—	1,752
Multifamily	—	—	—	—
Non-farm non-residential	2,998	452	230	3,680

Total Real Estate	2,998	2,204	230	5,432

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$2,998	$2,204	$230	$5,432

December 31, 2013
Accruing Loans
(in thousands)	Current	30-89 Days Past Due	Nonaccrual	Total TDRs
Real Estate:
Construction & land development	$—	$—	$—	$—
Farmland	—	—	—	—
1-4 Family	—	—	—	—
Multifamily	—	—	—	—
Non-farm non-residential	3,006	—	230	3,236

Total Real Estate	3,006	—	230	3,236

Non-Real Estate:
Agricultural	—	—	—	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—

Total Non-Real Estate	—	—	—	—

Total	$3,006	$—	$230	$3,236

The following table discloses TDR activity for the twelve months ended December 31, 2014.

	Troubled Debt Restructured Loans Activity Twelve Months Ended December 31, 2014
(in thousands)	Beginning Balance (12/31/13)	New TDRs	Charge-offs post- modification	Transferred to ORE	Paydowns	Construction to permanent financing	Restructured to market terms	Ending balance (12/31/14)
Real Estate:
Construction & land development	$—	$—	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—	—	—
1-4 Family	—	1,752	—	—	—	—	—	1,752
Multifamily	—	—	—	—	—	—	—	—
Non-farm non-residential	3,236	452	—	—	(8)	—	—	3,680

Total Real Estate	3,236	2,204	—	—	(8)	—	—	5,432

Non-Real Estate:
Agricultural	—	—	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—	—	—

Total Non-Real Estate	—	—	—	—	—	—	—	—

Total Impaired Loans with No Related Allowance	$3,236	$2,204	$—	$—	$(8)	$—	$—	$5,432